Accrued expenses	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses

Note 5 – Accrued expenses:

	December 31,
	2022	2021

Salary and related expenses	$169,297	70,763
Accrued audit fees	44,613	—
Accrued consulting fees	52,811	—
Tax accrual for disallowed expenses from prior years	9,405	—
Credit cards	—	1,602
	$276,126	72,365